CASH AND CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Feb. 28, 2013
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH [Abstract]
Schedule of Cash, Cash Equivalents and Restricted Cash

The following table identifies those currencies and the corresponding allocation:

	as at February 28, 2013				as at February 29, 2012
Native Currency	Native Amount	Foreign Exchange Rate to USD	USD Amount	% of total	USD Amount	% of total
US Dollar	15,890	1.000	15,890	69.2%	43,260	81.7%
Canadian Dollar	2,753	0.970	2,671	11.6%	8,029	15.2%
Euro	2,468	1.310	3,233	14.1%	403	0.8%
Chinese renminbi	2,102	0.161	339	1.5%	-	0.0%
British Pounds	197	1.519	299	1.3%	107	0.2%
Other			527	2.3%	999	1.8%

Total Cash & Cash Equivalents			22,959	100.0%	52,798	99.7%
US Dollar	-	1.000	-	0.0%	177	0.3%

Total Restricted Cash			-	0.0%	177	0.3%

TOTAL			22,959	100.0%	52,975	100.0%